Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables
Schedule of trade receivables
	2023	2022
	USD	USD
Trade receivables	1,811,626	1,443,832
Trade receivables from related party	-	302,309
	1,811,626	1,746,141